Subsequent Events (Details) - 1 months ended Dec. 31, 2023 - Forecast [Member] ¥ in Millions	USD ($)	JPY (¥)	JPY (¥)
Subsequent Events [Line Items]
Net book value	$ 2,100,000		¥ 307.7
Total consideration	(2,900,000)	¥ 430.0
Purchase deposit	$ 60,000		¥ 9.0